Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 23,692	$ 38,686
Holdbacks	64	7,152
Accrued trade receivables	8,445	13,174
Contract receivables, included in accounts receivable	32,201	59,012
Other receivables	4,172	7,734
Total accounts receivable	36,373	66,746
Contract assets	7,034	19,193	$ 10,673
Total	$ 43,407	$ 85,939